SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Sit Developing Markets Growth Fund

Investments are grouped by geographic region.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 93.1%

Africa/Middle East - 7.0%

Israel - 2.1%
NICE, Ltd., ADR *	1,050	229,950

South Africa - 4.9%
Bid Corp., Ltd.	13,200	287,279
Bidvest Group, Ltd.	5,525	84,581
Naspers, Ltd.	1,425	160,943

		532,803

Asia - 69.8%

Australia - 3.1%
Atlassian Corp., PLC *	450	132,224
Rio Tinto, PLC, ADR	2,475	198,990

		331,214

China/Hong Kong - 30.4%
AIA Group, Ltd.	21,400	223,456
Alibaba Group Holding, Ltd., ADR *	2,950	320,960
Baidu, Inc., ADR *	1,100	145,530
Budweiser Brewing Co. APAC, Ltd.	46,000	121,470
China International Capital Corp., Ltd.	58,400	129,106
China Mengniu Dairy Co., Ltd.	43,000	230,540
China Petroleum & Chemical Corp., ADR	1,400	69,328
China Tower Corp., Ltd.	486,000	54,404
CSPC Pharmaceutical Group, Ltd.	230,400	264,003
ENN Energy Holdings, Ltd.	19,800	295,731
GDS Holdings, Ltd., ADR *	1,000	39,250
Hong Kong Exchanges & Clearing, Ltd.	5,100	239,054
JD.com, Inc. *	542	15,401
JD.com, Inc., ADR *	3,600	208,332
Meituan *	6,000	113,664
Ping An Insurance Group Co. of China, Ltd.	19,900	139,122
Sands China, Ltd. *	42,400	100,869
Sinopharm Group Co., Ltd.	44,900	101,925
Tencent Holdings, Ltd.	8,200	377,974
Trip.com Group, Ltd., ADR *	4,450	102,884

		3,293,003

India - 3.0%
HDFC Bank, Ltd., ADR	5,350	328,115

Indonesia - 2.3%
Astra International Tbk PT	176,000	80,571
XL Axiata Tbk PT	948,800	174,614

		255,185

Singapore - 6.1%
DBS Group Holdings, Ltd.	14,500	379,932
Flex, Ltd. *	4,000	74,200
Sea, Ltd, ADR *	600	71,874
Singapore Technologies Engineering, Ltd.	44,000	133,278

		659,284

South Korea - 12.2%
LG Chem, Ltd.	575	251,256
NAVER Corp.	450	125,068
Samsung Electronics Co., Ltd.	12,250	700,981

Name of Issuer	Quantity	Fair Value ($)

Shinhan Financial Group Co., Ltd.	7,200	244,575

		1,321,880

Taiwan - 11.3%
Cathay Financial Holding Co., Ltd.	82,085	183,225
Hon Hai Precision Industry Co., Ltd., GDR	23,700	173,958
Taiwan Semiconductor Co.	37,482	768,888
Taiwan Semiconductor Co., ADR	1,000	104,260

		1,230,331

Thailand - 1.4%
Bangkok Bank PCL	36,500	149,546

Europe - 0.8%

Netherlands - 0.8%
Prosus NV	1,700	91,677

Latin America - 10.1%

Argentina - 2.8%
Globant SA *	1,175	307,932

Brazil - 3.6%
Ambev SA, ADR	21,575	69,687
Banco Bradesco SA	27,591	128,536
Lojas Renner SA	19,030	110,398
Pagseguro Digital, Ltd. *	3,800	76,190

		384,811

Chile - 1.0%
Banco Santander Chile, ADR	4,700	106,173

Peru - 2.7%
Southern Copper Corp.	3,900	296,010

North America - 5.4%

Mexico - 1.2%
Fomento Economico Mexicano, ADR	1,575	130,489

United States - 4.2%
Broadcom, Inc.	550	346,324
Skyworks Solutions, Inc.	775	103,292

		449,616

Total Common Stocks (cost: $7,339,742)		10,098,019

Investment Companies 4.3%
iShares MSCI India ETF (cost $312,486)	10,400	463,528

Short-Term Securities - 2.1%
Fidelity Inst. Money Mkt. Gvt. Fund, 0.12% (cost $227,490)	227,490	227,490

Total Investments in Securities - 99.5% (cost $7,879,718)		10,789,037

Other Assets and Liabilities, net - 0.5%		55,854

Total Net Assets - 100.0%		$10,844,891

MARCH 31, 2022	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Sit Developing Markets Growth Fund (Continued)

*	Non-income producing security.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Portfolio Structure - By Sector	(% of Total Net Assets)
Electronic Technology	23.1%
Finance	20.7
Technology Services	13.7
Retail Trade	9.6
Consumer Non-Durables	5.1
Non-Energy Minerals	4.6
Health Technology	3.4
Consumer Services	3.2
Utilities	2.7
Process Industries	2.3
Communications	2.1
Producer Manufacturing	2.0
Energy Minerals	0.6
Investment Companies	4.3
Short-Term Securities	2.1

99.5
Other Assets and Liabilities, net	0.5

100.0%

2

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Sit Developing Markets Growth Fund (Continued)

A summary of the levels for the Fund’s investments as of March 31, 2022 is as follows:

	Investment in Securities
	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks

Argentina	307,932	—	—	307,932

Australia	331,214	—	—	331,214

Brazil	384,811	—	—	384,811

Chile	106,173	—	—	106,173

China/Hong Kong	886,284	2,406,719	—	3,293,003

India	328,115	—	—	328,115

Indonesia	80,571	174,614	—	255,185

Israel	229,950	—	—	229,950

Mexico	130,489	—	—	130,489

Netherlands	—	91,677	—	91,677

Peru	296,010	—	—	296,010

Singapore	146,074	513,210	—	659,284

South Africa	371,860	160,943	—	532,803

South Korea	—	1,321,880	—	1,321,880

Taiwan	278,218	952,113	—	1,230,331

Thailand	—	149,546	—	149,546

United States	449,616	—	—	449,616

Investment Companies	463,528	—	—	463,528

Short-Term Securities	227,490	—	—	227,490

Total:	5,018,335	5,770,702	—	10,789,037

Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

MARCH 31, 2022	3